ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
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ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2015	2014
Income taxes payable	$17,388	$6,559
Accrued products and licenses costs	44,417	36,907
Marketing expenses payable	19,208	12,703
Legal accrual	57,970	50,416
Other accrued expenses	48,004	44,576

	$186,987	$151,161